Condensed Consolidating Financial Information - Consolidated Entities (Details) - USD ($) $ in Thousands			2 Months Ended		3 Months Ended								12 Months Ended
		Oct. 16, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities													$ 843,083	$ 737,633	$ 441,153
Net Cash Provided by (Used in) Investing Activities													(191,846)	(380,864)	(895,885)
Net income attributable to Western Refining, Inc.					$ 13,545	$ 153,303	$ 133,919	$ 105,989	$ 130,935	$ 186,749	$ 156,696	$ 85,546	406,756	559,926	275,994
Total equity			$ 2,570,587	$ 2,570,587	2,945,906				2,787,644				2,945,906	2,787,644	2,570,587	$ 909,070
Liabilities									2,854,542					2,854,542
Income (Loss) from Equity Method Investments													0	0	0
Investment in subsidiaries					0				0				0	0
Total assets			$ 5,475,099	$ 5,475,099	5,833,393				5,642,186				5,833,393	5,642,186	5,475,099
Deficit in subsidiaries					0				0				0	0
Equity - Western					1,299,297				1,119,708				1,299,297	1,119,708
Comprehensive Income (Loss), Net of Tax, Attributable to Parent													408,698	558,985	276,818
Net cash provided by (used in) financing activities													(309,894)	(393,680)	468,835
Western Refining Logistics GP, LLC [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest				100.00%
Northern Tier Energy GP LLC [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest			100.00%
Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities													(180,820)	(131,580)	0
Net Cash Provided by (Used in) Investing Activities													178,243	772,174	155,347
Net income attributable to Western Refining, Inc.													(503,519)	(682,154)	(349,047)
Total equity					(3,568,804)				(3,389,232)				(3,568,804)	(3,389,232)
Liabilities									(1,965,558)					(1,965,558)
Income (Loss) from Equity Method Investments													(503,519)	(682,154)	(349,047)
Investment in subsidiaries					3,964,578				3,637,607				3,964,578	3,637,607
Total assets					(5,820,680)				(5,354,790)				(5,820,680)	(5,354,790)
Deficit in subsidiaries					395,774				248,375				395,774	248,375
Equity - Western					(3,568,804)				(3,389,232)				(3,568,804)	(3,389,232)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent													(503,519)	(682,154)	(349,047)
Net cash provided by (used in) financing activities													$ 2,577	(640,594)	(155,347)
Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest													66.40%
Parent Company [Member] | Reportable Legal Entities [Member]
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities													$ 87,364	(54,846)	541,738
Net Cash Provided by (Used in) Investing Activities													0	0	(775,000)
Net income attributable to Western Refining, Inc.													406,756	559,926	275,994
Total equity					1,299,297				1,119,708				1,299,297	1,119,708
Liabilities									2,522,955					2,522,955
Income (Loss) from Equity Method Investments													461,049	630,407	391,526
Investment in subsidiaries					(3,964,578)				(3,637,607)				(3,964,578)	(3,637,607)
Total assets					3,964,599				3,642,663				3,964,599	3,642,663
Deficit in subsidiaries					0				0				0	0
Equity - Western					1,299,297				1,119,708				1,299,297	1,119,708
Comprehensive Income (Loss), Net of Tax, Attributable to Parent													406,756	559,926	275,994
Net cash provided by (used in) financing activities													(87,364)	54,846	233,262
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities													433,863	520,972	(149,406)
Net Cash Provided by (Used in) Investing Activities													(235,912)	(943,581)	(260,876)
Net income attributable to Western Refining, Inc.													337,945	541,568	377,934
Total equity					3,194,986				2,857,041				3,194,986	2,857,041
Liabilities									1,148,350					1,148,350
Income (Loss) from Equity Method Investments													42,470	51,747	(42,479)
Investment in subsidiaries					0				0				0	0
Total assets					4,377,043				4,005,391				4,377,043	4,005,391
Deficit in subsidiaries					(395,774)				(248,375)				(395,774)	(248,375)
Equity - Western					3,194,986				2,857,041				3,194,986	2,857,041
Comprehensive Income (Loss), Net of Tax, Attributable to Parent													338,600	541,091	378,621
Net cash provided by (used in) financing activities													170,029	414,690	253,246
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities													502,676	403,087	48,821
Net Cash Provided by (Used in) Investing Activities													(134,177)	(209,457)	(15,356)
Net income attributable to Western Refining, Inc.													165,574	140,586	(28,887)
Total equity					2,020,427				2,200,127				2,020,427	2,200,127
Liabilities									1,148,795					1,148,795
Income (Loss) from Equity Method Investments													0	0	0
Investment in subsidiaries					0				0				0	0
Total assets					3,312,431				3,348,922				3,312,431	3,348,922
Deficit in subsidiaries					0				0				0	0
Equity - Western					373,818				532,191				373,818	532,191
Comprehensive Income (Loss), Net of Tax, Attributable to Parent													166,861	140,122	(28,750)
Net cash provided by (used in) financing activities													$ (395,136)	(222,622)	137,674
Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest													38.40%
Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		65.30%
Total assets	[1]		$ 434,761	$ 434,761	$ 456,938				439,471				$ 456,938	439,471	434,761
Scenario, Previously Reported [Member]
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities														737,633	441,153
Net Cash Provided by (Used in) Investing Activities														(380,864)	(895,885)
Net income attributable to Western Refining, Inc.														559,926	275,994
Total equity									2,787,644					2,787,644
Liabilities									2,894,914					2,894,914
Income (Loss) from Equity Method Investments														0	0
Investment in subsidiaries									0					0
Total assets									5,682,558					5,682,558
Comprehensive Income (Loss), Net of Tax, Attributable to Parent														558,985	276,818
Net cash provided by (used in) financing activities														(393,680)	468,835
Scenario, Previously Reported [Member] | Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities														(131,580)	0
Net Cash Provided by (Used in) Investing Activities														712,110	139,794
Net income attributable to Western Refining, Inc.														(686,351)	(349,980)
Total equity									(3,282,921)					(3,282,921)
Liabilities									(2,071,781)					(2,071,781)
Income (Loss) from Equity Method Investments														(686,351)	(349,980)
Investment in subsidiaries									3,282,921					3,282,921
Total assets									(5,354,702)					(5,354,702)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent														(686,351)	(349,980)
Net cash provided by (used in) financing activities														(580,530)	(139,794)
Scenario, Previously Reported [Member] | Parent Company [Member] | Reportable Legal Entities [Member]
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities														(54,846)	541,154
Net Cash Provided by (Used in) Investing Activities														0	(775,000)
Net income attributable to Western Refining, Inc.														559,926	275,994
Total equity									1,119,708					1,119,708
Liabilities									2,556,418					2,556,418
Income (Loss) from Equity Method Investments														630,407	391,526
Investment in subsidiaries									(3,637,607)					(3,637,607)
Total assets									3,676,126					3,676,126
Comprehensive Income (Loss), Net of Tax, Attributable to Parent														559,926	275,994
Net cash provided by (used in) financing activities														54,846	233,846
Scenario, Previously Reported [Member] | Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities														517,756	(152,532)
Net Cash Provided by (Used in) Investing Activities														(940,365)	(257,750)
Net income attributable to Western Refining, Inc.														541,568	377,934
Total equity									2,857,041					2,857,041
Liabilities									1,261,755					1,261,755
Income (Loss) from Equity Method Investments														55,944	(41,546)
Investment in subsidiaries									(354,686)					(354,686)
Total assets									4,118,796					4,118,796
Comprehensive Income (Loss), Net of Tax, Attributable to Parent														541,091	378,621
Net cash provided by (used in) financing activities														414,690	253,246
Scenario, Previously Reported [Member] | Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities														406,303	52,531
Net Cash Provided by (Used in) Investing Activities														(152,609)	(2,929)
Net income attributable to Western Refining, Inc.														144,783	(27,954)
Total equity									2,093,816					2,093,816
Liabilities									1,148,522					1,148,522
Income (Loss) from Equity Method Investments														0	0
Investment in subsidiaries									0					0
Total assets									3,242,338					3,242,338
Comprehensive Income (Loss), Net of Tax, Attributable to Parent														144,319	(27,817)
Net cash provided by (used in) financing activities														(282,686)	121,537
Scenario, Adjustment [Member]
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities														0	0
Net Cash Provided by (Used in) Investing Activities														0	0
Net income attributable to Western Refining, Inc.														0	0
Total equity									0					0
Liabilities									(40,372)					(40,372)
Income (Loss) from Equity Method Investments														0	0
Investment in subsidiaries									0					0
Total assets									(40,372)					(40,372)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent														0	0
Net cash provided by (used in) financing activities														0	0
Scenario, Adjustment [Member] | Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities														0	0
Net Cash Provided by (Used in) Investing Activities														60,064	15,553
Net income attributable to Western Refining, Inc.														4,197	933
Total equity									(106,311)					(106,311)
Liabilities									106,223					106,223
Income (Loss) from Equity Method Investments														4,197	933
Investment in subsidiaries									106,311					106,311
Total assets									(88)					(88)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent														4,197	933
Net cash provided by (used in) financing activities														(60,064)	(15,553)
Scenario, Adjustment [Member] | Parent Company [Member] | Reportable Legal Entities [Member]
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities														0	584
Net Cash Provided by (Used in) Investing Activities														0	0
Net income attributable to Western Refining, Inc.														0	0
Total equity									0					0
Liabilities									(33,463)					(33,463)
Income (Loss) from Equity Method Investments														0	0
Investment in subsidiaries									0					0
Total assets									(33,463)					(33,463)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent														0	0
Net cash provided by (used in) financing activities														0	(584)
Scenario, Adjustment [Member] | Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities														3,216	3,126
Net Cash Provided by (Used in) Investing Activities														(3,216)	(3,126)
Net income attributable to Western Refining, Inc.														0	0
Total equity									0					0
Liabilities									(113,405)					(113,405)
Income (Loss) from Equity Method Investments														(4,197)	(933)
Investment in subsidiaries									(106,311)					(106,311)
Total assets									(113,405)					(113,405)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent														0	0
Net cash provided by (used in) financing activities														0	0
Scenario, Adjustment [Member] | Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities														(3,216)	(3,710)
Net Cash Provided by (Used in) Investing Activities														(56,848)	(12,427)
Net income attributable to Western Refining, Inc.														(4,197)	(933)
Total equity									106,311					106,311
Liabilities									273					273
Income (Loss) from Equity Method Investments														0	0
Investment in subsidiaries									0					0
Total assets									$ 106,584					106,584
Comprehensive Income (Loss), Net of Tax, Attributable to Parent														(4,197)	(933)
Net cash provided by (used in) financing activities														$ 60,064	$ 16,137

[1]	WNRL's financial data includes its historical financial results and an allocated portion of corporate general and administrative expenses, previously reported as Other, for the three years ended December 31, 2015. WNRL operating results include activity of the TexNew Mex Pipeline System that was previously recorded within our refining segment.